Share Issuance And Repurchase Agreement - Additional Information (Detail)	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Oct. 25, 2011	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Aug. 03, 2010 GE Sales Agreement	Dec. 31, 2010 GE Sales Agreement USD ($)	Aug. 03, 2010 Issuer Sales Agreement	Dec. 31, 2010 Issuer Sales Agreement USD ($)	Aug. 03, 2010 Yonghua Sales Agreement	Dec. 31, 2010 Yonghua Sales Agreement USD ($)	Oct. 25, 2011 Share Issuance and Repurchase Agreement USD ($)	Mar. 31, 2011 Share Issuance and Repurchase Agreement USD ($)	Dec. 31, 2010 Share Issuance and Repurchase Agreement	Dec. 31, 2011 Share Issuance and Repurchase Agreement	Aug. 03, 2010 Share Issuance and Repurchase Agreement USD ($)	Oct. 25, 2011 Share Issuance and Repurchase Agreement Other liabilities current USD ($)	Oct. 25, 2011 Share Issuance and Repurchase Agreement Other liabilities current CNY	Dec. 31, 2010 Share Issuance and Repurchase Agreement Other liabilities current CNY
Stock Repurchase Programs [Line Items]
Number of shares issued		128,436,693				81,772,950		36,455,089		38,634,750			14,407,330	30,672,689
Number of American Depository Shares issued		9,200,000				1,281,011
Number of shares to be issued																45,080,019
Number of shares to be issued, par value																$ 0.0001
Net proceeds from issuance of shares		521,302,000					$ 202,000,000		$ 76,000,000		$ 90,000,000
Ordinary shares issued value recorded as liability			2,000	13,000	13,000								1,441				2,087	13,000	20,554
Shares repurchased and canceled, shares	25,027,680											25,017,671
Shares repurchased and canceled, value												$ 2,502
Number of shares outstanding			423,395,432	423,395,432	423,395,432										20,062,348